Long-term Debt (Details) - Schedule of total leverage ratio and fixed charge coverage ratio			3 Months Ended
	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2022
Minimum [Member]
Long-term Debt (Details) - Schedule of total leverage ratio and fixed charge coverage ratio [Line Items]
Fixed Charge Coverage Ratio to exceed		0.20%
Total Leverage Ratio not to exceed		18.00%
Minimum [Member] | Forecast [Member]
Long-term Debt (Details) - Schedule of total leverage ratio and fixed charge coverage ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	1.00%		0.20%	0.20%
Total Leverage Ratio not to exceed	4.00%		4.00%	6.10%
Maximum [Member]
Long-term Debt (Details) - Schedule of total leverage ratio and fixed charge coverage ratio [Line Items]
Fixed Charge Coverage Ratio to exceed		1.00%
Total Leverage Ratio not to exceed		1.00%
Maximum [Member] | Forecast [Member]
Long-term Debt (Details) - Schedule of total leverage ratio and fixed charge coverage ratio [Line Items]
Fixed Charge Coverage Ratio to exceed	1.00%		1.00%	1.00%
Total Leverage Ratio not to exceed	1.00%		1.00%	1.00%